Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Portfolio of Financial Instruments Composed of Debt Instruments and DFI	This portfolio of financial instruments is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of December 31, 2021 (in thousands of each currency)
Debt	LIBOR 1M USD	3,212,394
	LIBOR 3M USD	510,390
	LIBOR 6M USD	823,658
	EURIBOR 3M EUR	650,000
DFI	LIBOR 1M USD	2,500,000
	LIBOR 3M USD	156,250
	LIBOR 6M USD	243,750

*	Note: Notional amounts with maturity after December 31, 2021, for Euros and after June 30, 2023, for U.S. dollars.
As of December 31, 2021, there was no effect on the debt and on the DFIs contracted to cover the discontinuation of the Euribor reference rate, given that the rate set for the coupons to be paid, in the debt and in DFIs, is the same.
In the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of December 31, 2021 (in millions of each currency)
Debt	TIIE 28D MXN	6,114,905
	TIIE 91D MXN	24,756,098
DFI	TIIE 28D MXN	30,513,214
*	Note: Notional amounts with maturity after December 31, 2021.

Details of Interest Rate Sensitivity
Interest rate sensitivity to + 10 bp

	Interbank Yield Curves				PEMEX Curves
	Sensitivity		Sensitivity	Sensitivity	Sensitivity
Currency	debt		DFIs	net	debt
CHF	U.S. $	813	(791)	22	774
Euro		51,546	(44,080)	7,466	40,694
Pound Sterling		2,704	(2,623)	81	2,425
Yen		3,830	(1,612)	2,218	3,319
Peso		20,545	521	21,066	19,391
UDI		10,874	(10,874)	0	9,096
U.S. dollar		1,189,157	176,157	1,365,314	418,921
			In thousand of U.S. dollars Figures not audited

Details of Interest Rate and Currency Derivative Financial Instruments
INTEREST RATE and CURRENCY DFIs
Exchange rate sensitivity +1% and VaR 95%

Interbank Yield Curves	PEMEX Curves
Sensitivity	Sensitivity	Sensitivity	VaR 95%	Sensitivity
Currency	Debt	DFIs	Net	Net	Debt
CHF	U.S. $	(4,194)	4,190	(4)	(3)	(4,034)
Euro	(153,040)	114,808	(38,232)	(19,345)	(134,172)
Pound Sterling	(11,838)	11,824	(14)	(9)	(11,175)
Yen	(10,030)	2,649	(7,382)	(3,654)	(8,966)
Peso	(140,177)	(16,013)	(156,190)	(165,454)	(136,646)
UDI	(19,183)	19,183	(0)	(0)	(17,144)
In thousand of U.S. dollars Figures not audited

Details of Current and Potential Exposures and Aggregated By Credit Rating
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
A+	U.S. $	(50,286)	365,386	301,560	263,319	130,333	—	—
A		(32,117)	126,649	193,630	55,216	66,688	—	—
A-		(81,618)	296,778	211,254	102,940	130,962	—	—
BBB+		108,122	477,202	545,991	603,062	358,306	122,984	162,275
BBB		59,253	403,553	642,187	721,421	442,023	263,718	298,349
BBB-		(66,883)	69,715	147,830	124,427	161,519	—	—
					in thousand of U.S. dollars Figures not audited
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
A+	—	—	—	263,319	130,333	—	—
A	—	—	—	55,216	66,688	—	—
A-	—	44,932	83,274	102,940	130,962	—	—
BBB+	—	73,899	54,272	511,591	358,306	122,984	162,275
BBB	—	—	23,756	629,949	442,023	263,718	298,349
BBB-	—	69,715	147,830	124,427	161,519	—	—
				in thousand of U.S. dollars Figures not audited
PEMEX also faces credit risk derived from its investments. As of December 31, 2021, the position in domestic currency was in Mexican Government bonds in pesos. Given the current credit rating, the default probability in this currency is zero according to the default’s frequency matrices from rating agencies, therefore no quantification or disclosure of this exposure is made.

Details of Quantitative Disclosure of Debt Cash Flow's Maturities
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2021
(1)(2)

	Year of expected maturity date
	2022		2023		2024		2025		2026		2027 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	37,913,852	Ps.	50,307,730	Ps.	23,079,032	Ps.	36,124,005	Ps.	78,925,073	Ps.	1,032,384,964	Ps.	1,258,734,656	Ps	1,294,291,227
Average interest rate (%)		—		—		—		—		—		—		6.48%
Fixed rate (Japanese yen)		—		5,367,000		—		—		14,296,527		—		19,663,527		18,454,292
Average interest rate (%)		—		—		—		—		—		—		1.35%
Fixed rate (pounds sterling)		9,753,906		—		—		12,508,863		—		—		22,262,769		23,002,138
Average interest rate (%)		—		—		—		—		—		—		5.72%
Fixed rate (pesos)		85,401,120		—		57,280,273		—		31,048,584		—		173,729,977		171,407,986
Average interest rate (%)		—		—		—		—		—		—		7.89%
Fixed rate (UDIs)		—		—		—		—		22,428,519		13,026,170		35,454,688		35,287,367
Average interest rate (%)		—		—		—		—		—		—		4.09%
Fixed rate (euros)		37,384,961		32,746,388		29,205,234		38,593,629		23,400,183		89,686,575		251,016,970		260,931,866
Average interest rate (%)		—		—		—		—		—		—		3.98%
Fixed rate (Swiss francs)		—		8,240,281		—		—		—		—		8,240,281		8,302,575
Average interest rate (%)		—		—		—		—		—		—		1.75%
Fixed rate (Australian dollars)		—		—		—		—		—		—		—		—
Average interest rate (%)		—		—		—		—		—		—		—

Total fixed rate debt		170,453,838		96,661,399		109,564,539		87,226,497		170,098,886		1,135,097,709		1,769,102,868		1,811,677,451

Variable rate (U.S. dollars)		200,020,654		34,147,302		61,710,357		6,949,574		3,382,861		12,306,214		318,516,962		274,925,000
Variable rate (Japanese yen)		—		—		—		—		—		—		—		—
Variable rate (euros)		—		15,214,474		—		—		—		—		15,214,474		15,241,361
Variable rate (pesos)		84,470,650		7,029,082		10,790,839		6,907,513		206,075		118,960		109,523,119		109,857,819

Total variable rate debt		284,491,304		56,390,858		72,501,196		13,857,087		3,588,936		12,425,174		443,254,555		400,024,180

Total debt	Ps.	454,945,142	Ps.	153,052,257	Ps.	182,065,735	Ps.	101,083,584	Ps.	173,687,822	Ps.	1,147,522,883	Ps.	2,212,357,423	Ps.	2,211,701,630

Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2021, of: Ps. 20.5835 = U.S. $1.00; Ps. 0.1789 = 1.00 Japanese yen; Ps. 27.8834 = 1.00 pound sterling; Ps. 7.108233 = 1.00 UDI; Ps. 23.4086 = 1.00 euro; and Ps. 22.5924 = 1.00 Swiss franc.

(2)	Does not include accrued interest.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2020
(1)
(2)

	Year of expected maturity date
	2021		2022		2023		2024		2025		2026 Thereafter		Total Carrying Value		Fair Value
Liabilities

Outstanding debt

Fixed rate (U.S. dollars)	Ps.	47,898,708	Ps.	32,956,060	Ps.	48,471,704	Ps.	25,996,376	Ps.	49,333,976	Ps.	1,116,179,110	Ps.	1,320,835,934	Ps.	1,347,156,276
Average interest rate (%)														6.37%
Fixed rate (Japanese yen)		—		—		5,799,000		—		—		15,444,790		21,243,790		18,797,463
Average interest rate (%)														1.35%
Fixed rate (pounds sterling)		—		9,537,663		—		—		12,204,125		—		21,741,788		23,010,709
Average interest rate (%)														5.72%
Fixed rate (pesos)		115,284,491		1,999,401		—		57,433,886		—		31,029,696		205,747,474		199,047,983
Average interest rate (%)														7.91%
Fixed rate (UDIs)		4,314,460		—		—		—		—		33,031,555		37,346,014		30,673,537
Average interest rate (%)														4.03%
Fixed rate (euros)		42,716,224		38,987,905		34,137,539		30,418,586		40,230,700		117,736,691		304,227,645		315,417,306
Average interest rate (%)														3.77%
Fixed rate (Swiss francs)		3,385,165		—		8,228,615		—		—		—		11,613,780		11,650,958
Average interest rate (%)														1.93%
Total fixed rate debt		213,599,047		83,481,030		96,636,858		113,848,848		101,768,801		1,313,421,841		1,922,756,425		1,945,754,232

Variable rate (U.S. dollars)		122,317,252		25,979,932		11,649,479		56,443,974		5,602,565		9,506,180		231,499,382		228,630,238
Variable rate (Japanese yen)														—		—
Variable rate (euros)		—		—		15,842,049		—		—		—		15,842,049		15,375,645
Variable rate (pesos)		12,524,115		8,471,904		7,026,631		10,768,263		6,856,660		325,035		45,972,609		42,934,001

Total variable rate debt		134,841,368		34,451,836		34,518,160		67,212,237		12,459,225		9,831,215		293,314,040		286,939,885

Total debt	Ps.	348,440,415	Ps.	117,932,866	Ps.	131,155,018	Ps.	181,061,085	Ps.	114,228,026	Ps.	1,323,253,056	Ps.	2,216,070,465	Ps.	2,232,694,117

Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2020, of: Ps. 19.9487 = U.S. $1.00;

Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579 = 1.00 pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and

Ps. 22.5720 = 1.00 Swiss franc.

(2)	Does not include accrued interest.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2021
(1) (2)

	Year of expected maturity date
	2022	2023	2024		2025		2026	2027 Thereafter	Total Carrying Value	Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps. 4,754,104	Ps. 4,608,186	Ps.	3,422,007	Ps.	2,521,479	—	—	Ps. 15,305,775	Ps. (263,340)
Average pay rate	2.43%	2.37%		2.35%		2.31%	0.00%	0.00%	N.A.	N.A.
Average receive rate	0.86%	1.65%		2.12%		2.26%	0.00%	0.00%	N.A.	N.A.

Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	—	—		51,458,750		—	—	—	51,458,750	(323,852)

Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	36,728,355	48,031,582		27,410,532		40,585,768	23,338,421	87,687,261	263,781,921	(4,217,800)
Receive Japanese yen/Pay U.S. dollars	—	4,967,860		—		—	—	—	4,967,860	70,651
Receive pounds sterling/Pay U.S. dollars	10,327,298	—		—		12,178,434	—	—	22,505,731	(94,957)
Receive UDI/Pay pesos	—	—		—		3,063,181	17,076,001	10,374,031	30,513,214	6,159,382
Receive Swiss francs/Pay U.S. dollars	—	7,512,978		—		—	—	—	7,512,978	524,471

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—		—		—	14,308,629	—	14,308,629	(206,526)
Buy Call, Sell Call and Sell Put on euros	—	—		29,253,527		16,967,046	—	29,253,527	75,474,101	(1,398,532)
Sell Call on pounds sterling	—	—		—		12,534,024	—	—	12,534,024	(27,896)
Sell Call on Swiss francs	—	8,229,792		—		—	—	—	8,229,792	(12,202)
Sell Call on Euros	14,041,693	15,211,834		—		15,211,834	17,552,116	60,847,337	122,864,815	(917,025)

FX Forwards
Receive U.S. dollars / Pay pesos	12,340,413	—		—		—	—	—	12,340,413	3,575

N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2021, of: Ps. 20.5835= U.S. $1.00 and Ps. 23.4086 = 1.00 euro.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2020
(1)(2)

	Year of expected maturity date
	2021		2022		2023		2024		2025		2026 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments

Interest Rate DFI (2)(4)

Interest Rate Swaps (U.S. dollars)

Variable to fixed	Ps.	4,724,765	Ps.	4,607,486	Ps.	4,466,068	Ps.	3,316,471	Ps.	2,443,716	Ps.	—	Ps.	19,558,505	Ps.	(712,107)
Average pay rate		3.22%		3.25%		3.37%		3.68%		4.13%		0.00%		N.A.		N.A.
Average receive rate		0.90%		0.91%		1.12%		1.67%		2.38%		0.00%		N.A.		N.A.

Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M		—		—		—		49,871,750		—		—		49,871,750		(1,331,188)

Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars		37,204,824		35,595,644		46,550,277		26,565,185		39,334,093		107,601,624		292,851,648		9,939,110
Receive Japanese yen/Pay U.S. dollars		—		—		4,814,650		—		—		—		4,814,650		505,772
Receive pounds sterling/Pay U.S. dollars		—		9,781,187		—		—		11,802,848		—		21,584,035		839,037
Receive UDI/Pay pesos		3,000,000		—		—		—		3,063,181		27,450,032		33,513,214		6,834,051
Receive Swiss francs/Pay U.S. dollars		3,018,890		—		7,281,276		—		—		—		10,300,166		913,809

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		15,456,770		15,456,770		14,918
Buy Call, Sell Call and Sell Put on euros		42,647,378		—		—		30,462,413		17,668,200		30,462,413		121,240,404		3,167,805
Sell Call on pounds sterling		—		—		—		—		12,271,443		—		12,271,443		(85,994)
Sell Call on Swiss francs		—		—		8,225,571		—		—		—		8,225,571		(70,196)
Sell Call on Euros		—		14,621,958		15,840,455		—		15,840,455		57,878,585		104,181,452		(2,118,100)

N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2020, of: Ps. 19.9487= U.S. $1.00 and Ps. 24.4052 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Summary of Financial Liabilities Interest And Principal Cash Flow Maturities

The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2021, and 2020, (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2021
(1)

			Year of expected maturity date
	Total Carrying Value		2022	2023	2024	2025		2026		2027 Thereafter		Total
Financial Liabilities

Suppliers		264,056,358	264,056,358	—	—		—		—		—	264,056,358
Accounts and accrued expenses Payable		32,015,808	32,015,808				—		—		—	32,015,808
Leases		59,351,648	12,605,808	9,419,274	8,532,225		7,607,774		6,623,833		48,274,654	93,063,568
Debt		2,249,695,894	476,595,081	345,041,866	278,703,016		188,640,855		254,935,624		2,114,074,975	3,657,991,417

Total	Ps.	2,605,119,708	785,273,055	354,461,140	287,235,241	Ps.	196,248,629	Ps.	261,559,457	Ps.	2,162,349,629	4,047,127,151
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2021, of: Ps. 20.5835 = U.S. $1.00;

Ps. 0.1789 = 1.00 Japanese yen; Ps. 27.8834 = 1.00 pound sterling; Ps. 7.108233 = 1.00 UDI; Ps. 23.4086 = 1.00 euro; and

Ps. 22.5924 = 1.00 Swiss franc.

Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2020
(1)

			Year of expected maturity date
	Total Carrying Value		2021		2022		2023		2024		2025		2026 Thereafter		Total
Financial Liabilities

Suppliers		281,978,041		281,978,041		—		—		—		—		—		281,978,041
Accounts and accrued expenses Payable		30,709,497		30,709,497		—		—		—		—		—		30,709,497
Leases		63,184,128		12,899,935		8,695,992		8,660,013		8,151,473		7,392,278		54,962,972		100,762,663
Debt		2,258,727,317		386,573,778		230,702,075		322,593,741		277,735,672		203,016,590		2,243,851,381		3,664,473,237

Total	Ps.	2,634,598,983	Ps.	712,161,251	Ps.	239,398,067	Ps.	331,253,754	Ps.	285,887,145	Ps.	210,408,868	Ps.	2,298,814,353	Ps.	4,077,923,438
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates on December 31, 2020, of: Ps. 19.9487 = U.S. $1.00;

Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579 = 1.00 Pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and

Ps. 22.5720 = 1.00 Swiss franc.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges

		December 31, 2021		December 31, 2020
		Notional	Fair	Notional	Fair
DFI	POSITION	Amount	Value	Amount	Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	7,075,578	(137,382)	9,350,953	(330,814)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	8,027,565	(123,206)	9,724,991	(370,094)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	30,513,214	6,159,382	33,513,214	6,834,051
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,967,860	70,651	4,814,650	505,772
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	15,763,653	(471,040)	15,277,498	761,958
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	248,018,268	(3,746,760)	277,574,150	9,177,151
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.	10,327,298	(14,455)	9,781,187	712,072
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	12,178,434	(80,503)	11,802,848	126,965
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	7,512,978	524,471	10,300,166	913,809
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	51,458,750	(323,852)	49,871,750	(1,331,188)
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	14,308,629	(206,526)	15,456,770	14,918
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	75,474,101	(1,398,532)	121,240,404	3,167,805
Currency Options	PEMEX Sell Call on Pound sterling	12,534,024	(27,896)	12,271,443	(85,994)
Currency Options	PEMEX Sell Call on CHF	8,229,792	(12,202)	8,225,571	(70,196)
Currency Options	PEMEX Sell Call on euro	122,864,815	(917,025)	104,181,452	(2,118,100)
Currency Forward	PEMEX pays Pesos and receives U.S. dollar.	12,340,413	3,575	—	—
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	202,632	(2,752)	482,561	(11,199)
Subtotal			(704,052)		17,896,918

		December 31, 2021		December 31, 2020
DFI		Volume (MMb)	Fair Value	Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	54.10	(458,068)	55.20	(1,266,940)

			(1,162,119)		16,629,978

		December 31, 2021			December 31, 2020
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(0.61)	Ps.	(4,677)	0.64	Ps.	(32,340)
Petroleum Products Swaps	Exchange traded	(2.31)	Ps.	(28,389)	(1.48)	Ps.	(95,572)
Notes: Amounts may not total due to rounding.
(1)
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs
The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2021 and 2020:

	Derivatives assets Fair value
	December 31, 2021		December 31, 2020
Derivatives not designated as hedging instruments
Forwards	Ps.	22,896	Ps.	—
Currency options		164,218		3,184,942
Natural gas options		—		—
Cross-currency swaps		12,286,853		22,763,051

Total derivatives not designated as hedging instruments		12,473,967		25,947,993

Total assets	Ps.	12,473,967	Ps.	25,947,993

	Derivatives liabilities Fair value
	December 31, 2021		December 31, 2020
Derivatives not designated as hedging instruments
Forwards	Ps.	(19,321)	Ps.	—
Crude oil options		(458,068)		(1,266,940)
Currency options		(1,769,276)		(2,219)
Interest rate options		(323,852)		(1,331,187)
Cross-currency swaps		(10,802,229)		(6,005,562)
Interest rate swaps		(263,340)		(712,107)

Total derivatives not designated as hedging instruments		(13,636,086)		(9,318,015)

Total liabilities	Ps.	(13,636,086)	Ps.	(9,318,015)

Net total	Ps.	(1,162,119)	Ps.	16,629,978

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments
The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2021, 2020 and 2019, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2021		December 31, 2020		December 31, 2019
Forwards	Ps.	255,045	Ps.	—	Ps.	—
Futures		(1,478,143)		(1,612,650)		(1,460,990)
Crude oil options		(2,373,131)		4,996,014		(2,762,358)
Currency options		(4,791,503)		2,698,748		(2,447,050)
Natural gas options		—		—		49
Interest rate options		522,241		(1,802,514)		—
Cross-currency swaps		(17,344,621)		13,770,849		(16,019,238)
Crude oil futures swaps		(146,350)		(176,341)		—
Natural gas swaps		—		—		2
Interest rate swaps		132,219		(777,965)		(574,338)

Total	Ps.	(25,224,243)	Ps.	17,096,141	Ps.	(23,263,923)

Summary Maximum Credit Exposure by term in Petróleos Mexicanos including debt
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
A+	—	—	—	263,319	130,333	—	—
A	—	—	—	55,216	66,688	—	—
A-	—	44,932	83,274	102,940	130,962	—	—
BBB+	—	73,899	54,272	511,591	358,306	122,984	162,275
BBB	—	—	23,756	629,949	442,023	263,718	298,349
BBB-	—	69,715	147,830	124,427	161,519	—	—
				in thousand of U.S. dollars Figures not audited